Employee benefits	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Employee benefits
22. Employee benefits
The defined contribution plans are related to various subsidiaries. The contributions are recognized as expenses in employee cost and amount to €1,719, €1,729 and €3,503 during the years ended December 31, 2019, 2020 and 2021, respectively. No further obligation exists besides the contributions paid.
The Group has four pension plans classified as defined benefit plans. These plans are held in Switzerland, Austria, Slovenia and Philippines. Out of the four plans, only the Switzerland plan is partially funded. The contributions to the fund are based on the percentage of the insured salary, a part of which needs to be paid by the employees and a part by the employer.
The amounts recognized in the financial statements for the defined benefit pension plans as of December 31, 2020 and 2021 are as follows:

Employee defined benefit liabilities	December 31,
in €‘000	2020	2021
Defined benefit obligation	11,860	11,456
Fair value of plan assets	(8,072)	(9,365)

Net defined benefit liability	3,788	2,091

The net defined benefit liability is included in other
non-current
liabilities in the consolidated statements of financial position.
The movements in the defined benefit obligation and the plan assets are as follows:

Movement in the defined benefit obligations
in €‘000	2020	2021
Defined benefit obligation as of January 1,	10,495	11,860
Interest expense on defined benefit obligation	20	17
Current service cost	577	799
Contributions by plan participants	280	287
Benefits deposited	(180)	(483)
Past service cost	—	(782)
Administration cost (excl. cost for managing plan assets)	5	5
Actuarial (gain) loss on defined benefit obligation	606	(604)
Exchange rate loss	57	357

Defined benefit obligation as of December 31,	11,860	11,456

The defined benefit obligations relate to four plans: Switzerland (2020: €11.2 million; 2021: €10.7 million), Austria (2020: €0.5 million; 2021: €0.5 million), Slovenia (2020: €0.1 million; 2021: €0.1 million ) and Philippines (2020: €0.1 million; 2021: €0.2 million ).

Fair value of plan assets
in €‘000	2020	2021
Fair value of plan assets as of January 1,	7,876	8,072
Interest income on plan assets	12	11
Contributions by the employer	352	360
Contributions by plan participants	280	287
Benefits paid	(180)	(483)
Return on plan assets excl. interest income	(320)	796
EUR/ CHF exchange rate gain	52	322

Fair value of plan assets as of December 31,	8,072	9,365